GOODWILL - Changes in the carrying amount of goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
GOODWILL
Goodwill, beginning balance	$ 28,177	$ 30,440
Effect of exchange rate changes on goodwill	(784)	(2,263)
Goodwill, ending balance	27,393	28,177
Ador Inc
GOODWILL
Goodwill, beginning balance	690	690
Effect of exchange rate changes on goodwill	0	0
Goodwill, ending balance	690	690
Ezbuy
GOODWILL
Goodwill, beginning balance	27,487	29,750
Effect of exchange rate changes on goodwill	(784)	(2,263)
Goodwill, ending balance	$ 26,703	$ 27,487